Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Mar. 16, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	Aug. 28, 2015	May 31, 2015
C000005529
Account Value [Line Items]
Account Value	$ 11,221	$ 11,279	$ 11,155	$ 11,174	$ 10,668	$ 10,648	$ 10,436	$ 10,433	$ 10,577	$ 10,440	$ 10,416	$ 10,690	$ 10,944	$ 11,690	$ 12,111	$ 12,178	$ 11,960	$ 11,947	$ 12,087	$ 11,962	$ 11,603		$ 11,823	$ 11,472	$ 11,499	$ 11,066	$ 10,644	$ 10,349	$ 10,462	$ 10,402	$ 10,381	$ 10,533	$ 10,572	$ 10,425	$ 10,279	$ 10,159	$ 10,496	$ 10,250	$ 10,057	$ 9,961	$ 9,908		$ 10,000
C000005530
Account Value [Line Items]
Account Value	10,820	10,890	10,784	10,815	10,336	10,330	10,136	10,145	10,299	10,181	10,134	10,409	10,665	11,430	11,881	11,963	11,760	11,756	11,904	11,791	11,446		11,672	11,334	11,369	10,951	10,542	10,256	10,378	10,327	10,325	10,471	10,518	10,388	10,238	10,125	10,467	10,228	10,041	9,950	9,902		10,000
C000005531
Account Value [Line Items]
Account Value	10,540	10,611	10,512	10,533	10,084	10,082	9,897	9,909	10,063	9,948	9,929	10,207	10,467	11,209	11,632	11,716	11,514	11,533	11,676	11,575	11,247		11,489	11,166	11,198	10,794	10,411	10,126	10,253	10,211	10,218	10,372	10,427	10,308	10,169	10,066	10,425	10,184	10,006	9,934	9,894		10,000
C000159679
Account Value [Line Items]
Account Value	571,900	574,756	568,343	568,484	542,567	541,433	531,209	530,263	538,185	531,075	529,089	542,924	555,740	594,065	615,320	618,009	606,845	606,661	613,045	606,588	588,239		599,812	581,820	582,416	560,330	539,353	523,647	529,229	526,033	525,383	532,290	534,071	526,996	518,899	512,654	529,997	516,832	506,907	501,856	499,509	$ 500,000
C000219349
Account Value [Line Items]
Account Value	10,059	10,100	9,979	9,972	9,522	9,493	9,294	9,269	9,399	9,267	9,224	9,457	9,671	10,329	10,690	10,727	10,522	10,509	10,609	10,487	10,160	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134		11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134		11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134		11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	582,616	584,300	578,166	578,915	552,458	552,226	540,974	539,546	545,338	534,444	534,666	546,062	557,280	591,997	613,428	617,130	607,204	608,076	620,586	617,651	609,672		$ 599,778	$ 578,452	$ 580,098	$ 557,208	$ 537,037	$ 522,110	$ 526,537	$ 523,690	$ 520,537	$ 529,213	$ 532,121	$ 525,659	$ 517,921	$ 512,733	$ 529,513	$ 517,490	$ 510,694	$ 501,835	$ 499,700	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 9,762	$ 9,790	$ 9,687	$ 9,700	$ 9,256	$ 9,252	$ 9,064	$ 9,040	$ 9,137	$ 8,954	$ 8,958	$ 9,149	$ 9,337	$ 9,919	$ 10,278	$ 10,340	$ 10,173	$ 10,188	$ 10,398	$ 10,349	$ 10,215	$ 10,000